Summary of Significant Accounting Policies - Summary of Depreciation on Other Assets Estimated Useful Lives (Detail)	12 Months Ended
Jun. 30, 2023
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Bottom of Range [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Bottom of Range [member] | Furniture and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Top of Range [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years
Top of Range [member] | Furniture and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years